Business Combination	12 Months Ended
Dec. 31, 2016
Business Combination
Business Combination

3. Business Combination

In order to consolidate and optimize the Group’s delivery capacity in key geographic areas within PRC, in 2014 and 2015, the Group acquired substantially all of the operating assets of 8 and 16 network partners, respectively. The assets acquired from these entities constituted substantially all of the operating assets of the network partners including parcel sorting hubs, vehicles and miscellaneous furniture and fixture, and assumption of their respective assembled workforces. The Group accounted for these acquisitions as business combinations.

Total consideration for 2014 acquisitions consisted of cash of RMB64,490 and 202,800,000 ordinary shares of ZTO Express at a determined per share fair value of RMB11.73. Total consideration for 2015 acquisitions consisted of cash of RMB57,673 and 26,336,657 ordinary shares of ZTO Express at a determined per share fair value of RMB48.64. The Group engaged a third party valuation firm to assist them with the valuation of ordinary shares as well as property, plant and equipment and intangible assets. The excess of the total cash and fair value of share-based consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible.

2014 Acquisitions of Network Partners

In January 2014, in connection with the Group’s 2013 Restructuring, the Group purchased 8 network partners located in various provinces in PRC, namely Henan, Sichuan, Hubei, Beijing, Guangdong and Hunan. The details of the considerations, fair value of fixed assets acquired and goodwill for the network partners acquired in 2014 are as follows:

	Henan	Sichuan	Hubei	Beijing	Guangdong and Hunan(1)	Total
Consideration:
Ordinary shares	70,390	70,390	234,399	758,100	1,245,903	2,379,182
Cash	953	5,170	6,804	2,044	49,519	64,490

Total	71,343	75,560	241,203	760,144	1,295,422	2,443,672
Fair value of fixed assets acquired	953	5,170	6,804	2,044	49,519	64,490

Goodwill	70,390	70,390	234,399	758,100	1,245,903	2,379,182

(1)There are three entities in Guangdong, namely, Shenzhen Chengxin ZTO Industrial Co., Ltd., Guangzhou Xin ZTO Express Co., Ltd. and Dongguan Kaisheng ZTO Express Co., Ltd. The three network partners in Guangdong and one network partner in Hunan were owned by the same group of shareholders.

2015 Acquisitions of Network Partners

In October 2015, the Group purchased 16 network partners, consisting of the following:

6 network partners identified in the 2013 Restructuring that were previously accounted for under the equity method for cash consideration of RMB22,680 and 3,915,720 ordinary shares, determined to have a per share fair value of RMB48.64.

3 network partners in Fujian province previously accounted for under the equity method for cash consideration of RMB761 and 4,440,132 ordinary shares, determined to have a per share fair value of RMB48.64.

7 network partners owned and operated by unrelated third parties for cash consideration of RMB34,232 and 17,980,805 ordinary shares, determined to have a per share fair value of RMB48.64.

For the acquisitions of the 9 delivery companies which the Group had investments in these entities accounted for under the equity method, the Group’s existing equity interests in these entities were remeasured to a total aggregate fair value of RMB431,022, with the excess over the carrying amount recognized as gain on deemed disposal of equity method investments of RMB224,148 in the consolidated statements of comprehensive income. Each of the network partners acquired was insignificant individually and in aggregate.

The aggregated consideration, fair value of operating assets acquired and goodwill resulted for these acquisitions in 2015 are as follows:

2015
RMB
Consideration:
Ordinary shares	1,281,015
Cash	57,673

Total	1,338,688
Fair value of the Group’s existing equity interests at the time of acquisition	431,022
Less: Fair value of fixed assets acquired	57,673

Goodwill	1,712,037

The fair value of the ordinary shares was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group.

In accordance with ASC805, Business Combination, the Group’s pre-existing interest in these entities were remeasured at fair value, with a resulting gain in the amount of RMB224,148 recorded in earnings.

The fair value of the pre-existing interest in the equity method investment on the acquisition date is calculated by deducting the total fair value of additional equity interest acquired in these entities from the fair value of 100% equity interest in these entities at the date of acquisition by adopting income approach, in particular, the discounted cash flow method to analyze the indicative value of all equity interests in the acquired entities. The fair value of the entities acquired are estimated based on significant inputs which mainly include the financial results, growth trends of the Group and discount rate.

The identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The intangible assets acquired in these acquisitions were assembled workforce, client service capability and presence in geographic locations/market within PRC, which did not meet the separation criteria or the contractual-legal criteria, therefore, are not identifiable and not recognized apart from goodwill. The goodwill was assigned to the whole group as a result of these acquisitions.

Cash consideration of RMB50,697 and RMB87,766 was not paid as of December 31, 2014 and 2015, respectively, and has been recorded in acquisition consideration payables. Those amounts have been paid in 2016.

13,226,525 ordinary shares relating to the equity consideration exchanged for the 2015 acquisitions were not issued as of December 31, 2015. However, RMB643,338 relating to these non-contingent shares has been recorded as additional paid-in capital in the consolidated statements of changes in shareholders’ equity. Such shares have been issued in 2016.

The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2014 and 2015 assuming that all acquisitions occurred as of the beginning of period. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

	Years ended December 31,
	2014	2015
	(Unaudited)	(Unaudited)
	RMB	RMB
Pro forma revenue	4,762,499	6,997,299
Pro forma income from operations	637,460	1,599,022
Pro forma net income attributable to the Group	434,133	1,154,382
Pro forma net income per share
Basic	0.72	1.86
Diluted	0.72	1.86

Pro forma net income attributable to the Group for the year ended December 31, 2015 excluded the gain of RMB224,148 on the deemed disposal of equity investments based on the assumption that the deemed disposal gain would not have resulted in this period, had the acquisitions been acquired as of the beginning of the period. It should not be included in the pro forma net income attributable to the Group for the year ended December 31, 2014 as such gain did not have a continuing impact.

Revenues and net income in the amount of RMB291,688 and RMB15,594, respectively, attributable to the network partners acquired in October 2015 were included in the consolidated statements of comprehensive income in 2015 since the acquisition date.

2016 Acquisition of Network Partner

In January 2016, the Group purchased the remaining 40% equity interest of Suzhou Zhongtong Express Ltd. (“Suzhou ZTO”) that was previously accounted for under the equity method for cash consideration of RMB30,660 and equity consideration of 600,000 ordinary shares, determined to have a per share fair value of RMB50.11. The total consideration is RMB60,726, and the goodwill resulted from this acquisition is RMB65,892.

As a result of acquiring Suzhou ZTO, the Group’s existing equity interests was remeasured to a fair value of RMB91,089, with the excess over the carrying amount recognized as gain on deemed disposal of equity method investment of RMB9,551 in the consolidated statement of comprehensive income for the year ended December 31, 2016. The acquisition of Suzhou ZTO was not material to the consolidated financial statements for the year ended December 31, 2016.